Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses and other current liabilities are comprised of the following as of December 31:

	2015	2014
Accrued payroll and related liabilities	$2,977	$3,778
Accrued bonus and commissions	3,610	999
Accrued insurance liabilities	920	637
Accrued job costs	6,400	2,600
Other accrued liabilities	1,753	1,030
Total	$15,660	$9,044